COMMITMENTS AND CONTINGENCIES - Host site agreements (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Future fixed minimum payments under Host site agreements
2021		$ 1,631,002
2022		1,882,162
2023		1,872,179
2024		1,710,935
2025		1,447,118
Thereafter		5,074,602
Contractual Obligation, Total		13,617,998
Expenses related to agreements	$ 102,275	$ 2,257,530	$ 2,528,070